Fair value of financial instruments - Financial assets & liabilities at fair value (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Fair value of financial instruments
Financial assets at fair value	€ 17,710	€ 9,100
Financial liabilities at fair value	2,798	2,383
Transfers out of level 1 to level 2 of fair value hierarchy assets	0
Transfers out of level 1 to level 2 of fair value hierarchy liabilities	0
Transfers out of level 2 to level 1 of fair value hierarchy assets	0
Transfers out of level 2 to level 1 of fair value hierarchy liabilities	0
Level 1
Fair value of financial instruments
Quoted debt and equity securities	2,792	2,520
Derivative financial instruments
Fair value of financial instruments
Financial liabilities at fair value	2,798	2,383
Money market funds
Fair value of financial instruments
Financial assets at fair value	4,243
Debt and equity securities
Fair value of financial instruments
Financial assets at fair value	9,411	6,471
Derivative financial instruments
Fair value of financial instruments
Financial assets at fair value	3,039	€ 2,629
Fair value through other comprehensive income statement
Fair value of financial instruments
Financial assets at fair value	€ 1,017